Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Organization and Business

Organization and Business

aTyr Pharma, Inc. (we, us, and our) was incorporated in the state of Delaware on September 8, 2005. We are focused on the discovery and development of innovative medicines based on novel immunological pathways.

Organization and Business

We were incorporated in the state of Delaware on September 8, 2005. We are focused on the discovery and clinical development of innovative medicines based on novel immunological pathways.

In May 2018, we implemented a corporate restructuring and program prioritization plan (Restructuring Plan) to streamline our operations and concentrate development efforts on the advancement of our therapeutic candidate, ATYR1923.  In connection with the Restructuring Plan, we reduced our workforce by approximately 30% to 42 full-time employees.  We completed the workforce reduction in June 2018. We recorded charges of approximately $0.9 million for employee severance and other related termination benefits and approximately $0.4 million in one-time, non-cash stock-based compensation charges due to the acceleration of time-based vesting provisions of outstanding equity awards in accordance with our Executive Severance and Change in Control Policy.

Principles of Consolidation

Principles of Consolidation

Our condensed consolidated financial statements include our accounts and our 98% majority-owned subsidiary in Hong Kong, Pangu BioPharma Limited (Pangu BioPharma). All intercompany transactions and balances are eliminated in consolidation.

Principles of Consolidation

Our consolidated financial statements include our accounts, our 98% majority-owned subsidiary in Hong Kong, Pangu BioPharma Limited (Pangu BioPharma). All intercompany transactions and balances are eliminated in consolidation.

Reverse Stock Split

Reverse Stock Split

On June 28, 2019, we filed a Certificate of Amendment to our Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a 1-for-14 reverse stock split of our issued and outstanding common stock. The reverse stock split became effective at 5:00 p.m. Eastern Time on June 28, 2019 and our common stock began trading on a split-adjusted basis on The Nasdaq Capital Market on July 1, 2019. The accompanying condensed consolidated financial statements and notes thereto give retrospective effect to the reverse stock split for all periods presented. All issued and outstanding common stock, options and warrants exercisable for common stock, restricted stock units, preferred stock conversions to common stock and per share amounts contained in our condensed consolidated financial statements have been retrospectively adjusted.

Reverse Stock Split

On June 28, 2019, we filed a Certificate of Amendment to our Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a 1-for-14 reverse stock split of our issued and outstanding common stock. The reverse stock split became effective at 5:00 p.m. Eastern Time on June 28, 2019 and our common stock began trading on a split-adjusted basis on The Nasdaq Capital Market on July 1, 2019. The accompanying consolidated financial statements and notes thereto give retrospective effect to the reverse stock split for all periods presented. All issued and outstanding common stock, options and warrants exercisable for common stock, restricted stock units, preferred stock conversions to common stock and per share amounts contained in our consolidated financial statements have been retrospectively adjusted.

Use of Estimates

Use of Estimates

Our condensed consolidated financial statements are prepared in accordance with GAAP. The preparation of our condensed consolidated financial statements requires us to make estimates and assumptions that impact the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in our condensed consolidated financial statements and accompanying notes. The most significant estimates in our condensed consolidated financial statements relate to clinical trials and research and development expense accruals. Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ materially from these estimates and assumptions.

Use of Estimates

Our consolidated financial statements are prepared in accordance with generally accepted accounting principles (GAAP). The preparation of our consolidated financial statements requires us to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure of liabilities in our consolidated financial statements and accompanying notes. The most significant estimates in our consolidated financial statements relate to the fair value of equity issuances and awards, and clinical trials and research and development expenses. Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ materially from these estimates and assumptions.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance.  We view our operations and manage our business in one operating segment.

Reclassifications

Reclassifications

Certain reclassifications have been made to prior year amounts to conform to the current year presentation. The reclassifications were not material to the consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist primarily of readily available checking, money market accounts and money market funds.  We consider all highly liquid investments that mature in three months or less when purchased to be cash equivalents.

Investment Securities

Investment Securities

Investment securities primarily consist of investment grade corporate debt securities, asset-backed securities, commercial paper and United States Treasury securities. We classify all investment securities as available-for-sale. Investment securities are carried at fair value, with the unrealized gains and losses, if any, reported as a component of other comprehensive income (loss) in stockholders’ equity until realized. Realized gains and losses from the sale of investment securities, if any, are determined on a specific identification basis. A decline in the market value of any investment security below cost that is determined to be other than temporary will result in an impairment charge to earnings and a new cost basis for the security is established. No such impairment charges were recorded for any period presented. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the straight-line method and are included in interest income. Interest income is recognized when earned. As of December 31, 2018, we held an aggregate total of $26.6 million of investment securities which consisted of corporate debt securities, asset-backed securities, and commercial paper all of which will mature in less than one year and there was approximately $10,000 difference between the amortized cost and fair value of these investment securities. As of December 31, 2017, we held $64.0 million of corporate debt securities, asset-backed securities and United States Treasury securities, all of which mature in less than one year, and there was $0.1 million difference between the amortized cost and fair value of these investment securities.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject us to significant concentration of credit risk consist primarily of cash, cash equivalents and investment securities. We have established guidelines regarding diversification of investments and their maturities, which are designed to maintain principal and maximize liquidity. We maintain deposits in federally insured financial institutions in excess of federally insured limits. We have not experienced any losses in such accounts and we believe that we are not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost and depreciated on a straight-line basis over the estimated useful life of the related assets (generally three to seven years). Leasehold improvements are stated at cost and amortized on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful life of the leasehold improvements. Repairs and maintenance costs are charged to expense as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property and equipment. An impairment loss is recorded if and when events and circumstances indicate that assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. While our current and historical operating losses are indicators of impairment, we believe that future cash flows to be received support the carrying value of our long-lived assets and, accordingly, have not recognized any impairment losses since inception.

Accrued Expenses

Accrued Expenses

As part of the process of preparing our consolidated financial statements, we are required to estimate accrued expenses, including accrued research and development expenses for fees paid to investigative sites and clinical research organizations (CROs) in connection with clinical trials; service providers in connection with preclinical development activities; service providers related to product manufacturing; and other professional services. The accrual process involves reviewing open contracts and purchase orders, communicating with our personnel to identify services that have been performed on our behalf and estimating the level of service performed and the associated cost incurred for the service when we have not yet been invoiced or otherwise notified of the actual cost. We make estimates of accrued expenses as of each balance sheet date in our consolidated financial statements based on facts and circumstances known to us at that time. Although we do not expect the estimates to be materially different from amounts actually incurred, if the estimates of the status and timing of services performed differs from the actual status and timing of services performed, we may report amounts that are too high or too low in any particular period. Historically, our estimated accrued liabilities have approximated actual expenses incurred. Subsequent changes in estimates may result in a material change in our accruals.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development costs include: salaries and employee-related expenses, including stock-based compensation and benefits for personnel in research and product development functions; costs associated with conducting our preclinical, development and regulatory activities, including fees paid to third-party professional consultants, service providers and our scientific, therapeutic and clinical advisors; costs to acquire, develop and manufacture preclinical study and clinical trial materials; costs incurred under clinical trial agreements with CROs and investigative sites; costs for laboratory supplies; payments related to licensed products and technologies; allocated facilities and information technology costs; and depreciation.

Patent Costs

Patent Costs

Costs related to filing and pursuing patent applications are recorded as general and administrative expense and expensed as incurred since recoverability of such expenditures is uncertain.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense represents the cost of the grant date fair value of employee stock option and restricted stock unit grants recognized over the requisite service period of the awards (usually the vesting period) on a straight-line basis. We recognize forfeitures as they occur as a reduction of expense. For stock option grants with performance-based milestones, the expense is recorded over the service period after the achievement of the milestone is probable or the performance condition is achieved. For stock option grants with market-based conditions, the expense is recorded using the accelerated attribution method over the requisite service period for each vesting tranche. We account for stock options granted to non-employees using the fair value approach. These option grants are subject to periodic revaluation over their vesting terms. We estimate the fair value of employee and non-employee stock option grants using the Black-Scholes option pricing model. We estimate the fair value of the market-based stock option grants using a Monte Carlo simulation. The fair value of restricted stock units is determined by the closing price as of the grant date.

Income Taxes

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized as income in the period that includes the enactment date.

We recognize net deferred tax assets to the extent that we believe these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations. If we determine that we would be able to realize the deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions on the basis of a two-step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. We recognize interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability.

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (TCJA), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. Due to the timing of the enactment and the complexity involved in applying the provisions of the TCJA, we made reasonable estimates of the effects and recorded provisional amounts, offset with valuation allowances, in its financial statements as of December 31, 2017.  At December 31, 2018, we had completed our assessment of the impact of the TCJA and has reflected the impact in the current year.  At December 31, 2018, there were no material changes from the provisional amounts recorded for the year ended December 31, 2017.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents and adjusted for the weighted average number of common shares outstanding that are subject to repurchase. Diluted net loss per share is calculated by dividing the net loss by the weighted average number of common stock equivalents outstanding for the period determined using the treasury-stock method. Dilutive common stock equivalents are comprised of convertible preferred stock, warrants for common stock, common stock options and restricted stock units outstanding under our stock option plan and estimated shares to be purchased under our employee stock purchase plan. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to our net loss position.

Potentially dilutive securities not considered for the calculation of diluted net loss per share are as follows (in common share equivalents):

	Three and Nine Months Ended September 30,
	2019	2018
Class X Preferred Stock (if-converted to common stock)	587,445	816,851
Common stock warrants	477,639	477,639
Common stock options and restricted stock units	402,538	401,168
Employee stock purchase plan	2,067	1,942
	1,469,689	1,697,600

Net Loss Per Share

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents and adjusted for the weighted average number of common shares outstanding that are subject to repurchase. We have excluded no shares, 261 and 1,860 shares subject to repurchase from the weighted average number of common shares outstanding for the years ended December 31, 2018, 2017 and 2016, respectively. Diluted net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common stock equivalents outstanding for the period determined using the treasury-stock method. Dilutive common stock equivalents are comprised of convertible preferred stock, warrants for common stock, options and restricted stock units outstanding under our stock option plan and estimated shares to be purchased under our employee stock purchase plan. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to our net loss position.

Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common share equivalents):

	Year Ended December 31,
	2018	2017	2016
Class X convertible preferred stock (if-converted)	816,851	816,851	—
Warrants for common stock	477,639	477,639	8,687
Common stock options and restricted stock units	371,823	333,154	291,052
Employee stock purchase plan	1,610	2,220	2,631
	1,667,923	1,629,864	302,370

The following table summarizes our net loss per share (in thousands, except per share data):

	Year Ended December 31,
	2018	2017	2016
Numerator:
Consolidated net loss	$(34,515)	$(48,207)	$(57,855)

Denominator:
Weighted average common shares outstanding	2,141,961	1,845,294	1,695,551
Weighted average common shares subject to repurchase	—	(261)	(1,860)
Weighted average common shares outstanding - basic and diluted	2,141,961	1,845,033	1,693,691

Net loss per share - basic and diluted	$(16.11)	$(26.13)	$(34.16)

Convertible Preferred Stock

Convertible Preferred Stock

We apply the relevant accounting standards to distinguish liabilities from equity when assessing the classification and measurement of preferred stock. Preferred shares subject to mandatory redemptions are considered liabilities and measured at fair value. Conditionally redeemable preferred shares are considered temporary equity. All other preferred shares are considered as stockholders’ equity. None of our outstanding preferred stock has redemption features.

Derivative Financial Instruments

Derivative Financial Instruments

We do not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. We evaluate all of our financial instruments, including warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. We generally use the Black-Scholes option-pricing model to value the derivative instruments at inception and subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-02, to increase transparency and comparability among organizations by requiring recognition of lease assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements. The new standard was effective beginning after December 15, 2018, including interim periods within those periods, using a modified retrospective approach. We adopted ASU No. 2016-02 on January 1, 2019 and recognized a $3.5 million right-of-use asset and $3.5 million lease liability in our condensed consolidated balance sheet for the discounted value of future lease payments from the adoption of this ASU. The adoption did not have any impact on our accumulated deficit.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326), to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in ASU No. 2016-13 replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU No. 2016-13 is effective for fiscal years beginning after December 15, 2020, including periods within those fiscal years. We are currently evaluating the impact of ASU No. 2016-13 and do not expect the adoption of this guidance will have a material impact on our condensed consolidated financial position or results of operations.

In June 2018, the FASB issued ASU No. 2018-07, Compensation – Stock Compensation (Topic 718) to expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The amendments in this update require an entity to apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers.  ASU No. 2018-07 was effective for fiscal years beginning after December 15, 2018 and we adopted it on January 1, 2019.  The adoption did not have a material impact on our condensed consolidated financial position or results of operations.

In July 2018, the FASB issued ASU No. 2018-09, Codification Improvements to provide updates for technical corrections, clarifications, and other minor improvements that affect a wide variety of Topics in the Codification including Amendments to Subtopic 718-40, Compensation–Stock Compensation–Income Taxes, which clarifies that an entity should recognize excess tax benefits (that is, the difference in tax benefits between the deduction for tax purposes and the compensation cost recognized for financial statement reporting) in the period in which the amount of the deduction is determined, including deductions that are taken on the entity’s tax return in a different period from when the event that gives rise to the tax deduction occurs and the uncertainty about whether (1) the entity will receive a tax deduction and (2) the amount of the tax deduction is resolved. ASU No. 2018-09 included other Topics which currently do not apply to us. The transition and effective date of ASU No. 2018-09 are based on the facts and circumstances of each amendment. Some of the amendments in ASU No. 2018-09 do not require transition guidance and are effective immediately and others have transition guidance with effective dates for annual periods beginning after December 15, 2018 which we adopted on January 1, 2019. The adoption did not have a material impact on our condensed consolidated financial position or results of operations.

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808) to clarify the interaction between Topic 808 and Topic 606. A collaborative arrangement, as defined by the guidance in Topic 808, is a contractual arrangement under which two or more parties actively participate in a joint operating activity and are exposed to significant risks and rewards that depend on the activity’s commercial success. Topic 808 does not provide comprehensive recognition or measurement guidance for collaborative arrangements, and the accounting for those arrangements is often based on an analogy to other accounting literature or an accounting policy election. Some entities apply revenue guidance directly or by analogy to all or part of their arrangements, and others apply a different accounting method as an accounting policy. Those accounting differences result in diversity in practice on how entities account for transactions on the basis of their view of the economics of the collaborative arrangement. The amendments for ASU No. 2018-18 are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period, (1) for public business entities for which financial statements have not yet been issued and (2) for all other entities for periods which financial statements have not yet been made available for issuance. An entity may not adopt the amendments earlier than its adoption date of Topic 606. We early adopted ASU No. 2018-18 in the second quarter of 2019 and the adoption of this guidance did not have a material impact on our condensed consolidated financial position or results of operations.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by requiring recognition of lease assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements. The new standard became effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted, and is required to be adopted at the earliest period presented using a modified retrospective approach. We adopted ASU No. 2016-02 on January 1, 2019. We anticipate recognizing a right-of-use asset and lease liability on our consolidated balance sheet for the discounted value of future lease payments from the adoption of this ASU. We are currently evaluating the full impact that the adoption of ASU No. 2016-02 will have on our consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Compensation – Stock Compensation (Topic 718) to expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The amendments in this update require an entity to apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers.  ASU No. 2018-07 is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. We are currently evaluating the impact of ASU No. 2018-07 and do not expect the adoption of this guidance will have a material impact on our consolidated financial position or results of operations.

In July 2018, the FASB issued ASU No. 2018-09, Codification Improvements to provide updates for technical corrections, clarifications, and other minor improvements that affect wide variety of Topics in the Codification including Amendments to Subtopic 718-40, Compensation–Stock Compensation–Income Taxes, which clarifies that an entity should recognize excess tax benefits (that is, the difference in tax benefits between the deduction for tax purposes and the compensation cost recognized for financial statement reporting) in the period in which the amount of the deduction is determined, including deductions that are taken on the entity’s tax return in a different period from when the event that gives rise to the tax deduction occurs and the uncertainty about whether (1) the entity will receive a tax deduction and (2) the amount of the tax deduction is resolved. ASU No. 2018-09 included other Topics which currently do not apply to us. The transition and effective date of ASU No. 2018-09 are based on the facts and circumstances of each amendment. Some of the amendments in ASU No. 2018-09 do not require transition guidance and are effective immediately and others have transition guidance with effective dates for annual periods beginning after December 15, 2018 for public business entities. We do not expect the adoption of this guidance will have a material impact on our consolidated financial position or results of operations.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim condensed consolidated financial statements are unaudited. These unaudited interim financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP) and follow the requirements of the United States Securities and Exchange Commission (SEC) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP can be condensed or omitted. In our opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of our financial position and our results of operations and cash flows for periods presented. These statements do not include all disclosures required by GAAP and should be read in conjunction with our financial statements and accompanying notes for the fiscal year ended December 31, 2018, contained in our Annual Report on Form 10-K filed with the SEC on March 26, 2019. The results of the interim periods are not necessarily indicative of the results expected for the full fiscal year or any other interim period or any future year or period.

Liquidity and Financial Condition

Liquidity and Financial Condition

We have incurred losses and negative cash flows from operations since our inception. As of September 30, 2019, we had an accumulated deficit of $316.3 million and we expect to continue to incur net losses for the foreseeable future. We believe that our existing cash, cash equivalents and available-for-sale investments of $38.1 million as of September 30, 2019, will be sufficient to meet our anticipated cash requirements for a period of at least one year from the date of this prospectus.

We do not expect to generate any revenues from product sales unless and until we successfully complete development and obtain regulatory approval for one or more of our product candidates, which we expect will take a number of years at a minimum. If we obtain regulatory approval for any of our product candidates, we expect to incur significant commercialization expenses related to product sales, marketing, manufacturing and distribution. Accordingly, we will need to raise substantial additional capital to fund our operations. The amount and timing of our future funding requirements will depend on many factors, including the pace and results of our preclinical and clinical development efforts and the timing and nature of the regulatory approval process for our product candidates. We anticipate that we will seek to fund our operations through equity offerings, grant funding, collaborations, strategic partnerships and/or licensing arrangements, and when we are closer to commercialization of our product candidates potentially through debt financings. However, we may be unable to raise additional capital or enter into such other arrangements when needed on favorable terms or at all. Our failure to raise capital or enter into such other arrangements when needed would have a negative impact on our financial condition and ability to develop our product candidates.

Leases

Leases

On January 1, 2019, we adopted Accounting Standards Update (ASU) No. 2016‑02, Leases (Topic 842) (ASU No. 2016-02). For our long-term operating leases, we recognized a right-of-use asset and a lease liability in our condensed consolidated balance sheets. The lease liability is determined as the present value of future lease payments using an estimated rate of interest that we would pay to borrow equivalent funds on a collateralized basis at the lease commencement date. The right-of-use asset is based on the liability adjusted for any prepaid or deferred rent. We determine the lease term at the commencement date by considering whether renewal options and termination options are reasonably assured of exercise.

We elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed us to exclude from our condensed consolidated balance sheets recognition of leases having a term of 12 months or less (short-term leases) and we elected to not separate lease components and non-lease components for our long-term leases.

Rent expense for the operating lease is recognized on a straight-line basis over the lease term and is included in operating expenses in our condensed consolidated statements of operations.

Prior period amounts continue to be reported in accordance with our historical accounting practices under previous lease guidance, Accounting Standards Codification (ASC) 840, Leases. See “―Recent Accounting Pronouncements” below, for more information about the impact of the adoption on ASU No. 2016-02.

Revenue Recognition

Revenue Recognition

We have entered into a research collaboration and option agreement. The terms of this arrangement include payments to us for research and development services and potential development milestone payments. Performance of obligations under the agreement began in the second quarter of 2019.

We evaluate our agreements under ASC 606, Revenue from Contracts with Customers (Topic 606) and ASC 808, Collaborative Arrangements (Topic 808). We recognize revenue when we transfer promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as we fulfill our obligations under our agreement, we perform the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) we satisfy each performance obligation. As part of the accounting for these arrangements, we must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract. We use key assumptions to determine the stand-alone selling price, which may include forecasted revenues, development timelines, reimbursement rates for personnel costs, discount rates and probabilities of technical and regulatory success.